GOODWILL	6 Months Ended
Jun. 30, 2026
GOODWILL.
GOODWILL

NOTE 5 – GOODWILL

On June 11, 2026, the Group acquired 75% ownership interest in Mirai for consideration consisting of (i) US$580,000 in cash and (ii) 730,000 newly issued Class A ordinary shares of the Company at a deemed issuance price of US$0.575 per share, representing an aggregate deemed value of US$419,750 for the shares.

The transaction was accounted for in accordance with the provisions of ASC 805-10, Business Combinations. The Group retained independent appraisers to advise management in the determination of the fair value of the various assets acquired and liabilities assumed. The values assigned in these condensed consolidated financial statements represent management’s best estimate of fair values as of the acquisition date.

As required by ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Non-controlling Interest, management conducted a review to reassess whether they identified all the assets acquired and liabilities assumed, and followed ASC 805-20’s measurement procedures for recognition of the fair value of net assets acquired.

The excess of the purchase price over the aggregate fair value of assets acquired was allocated to goodwill. The results of operations of the acquired subsidiary have been included in the condensed consolidated statements of operations and comprehensive income from the date of acquisition.

The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:

June 11,
2026
Cash and cash equivalents	$18,595
Accounts receivable, net	25,892,983
Prepayments	29
Other receivables	1,925
Intangible assets, net	26,457
Deferred tax assets	58,560
Accounts payable	(25,496,893)
Accrued expenses and other payables	(664,636)
Income tax payable	(6,063)
Total	$(169,043)

Impairment testing is performed on a scheduled basis at the end of period and on an ad hoc basis where there are indications of impairment. The management performed an evaluation of impairment of goodwill as at June 30, 2026 by using discounted cash flow method on the expected results of its business operations with annual growth rate of 2.0% and discount rate of 11.57% applied. There was no provision for impairment loss on goodwill during the six months ended June 30, 2026.